Long-Term Debt Facility - Summary of Fair Value of the Warrants at the Issuance Date (Detail) - Warrant	Dec. 31, 2021 yr
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	55.0
Risk-free interest rate | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.1
Risk-free interest rate | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.2
Remaining term | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.6
Remaining term | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	2.9